Statements of Operations (USD $)	12 Months Ended		84 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0
Expenses
General and Administrative	11,472	15,096	108,029
Impairment Expense-Mining Claim			26,250
Impairment Expense-Distribution Agmt			42,500
Total Expenses	11,472	15,096	176,779
Net Loss from Operations	(11,472)	(15,096)	(176,779)
Other Income and (Expense)
Foreign Exchange			33
Interest	(2,148)	(2,036)	(11,521)
Net Loss For The Period	$ (13,620)	$ (17,132)	$ (188,267)
Basic And Diluted Loss Per Common Share	$ 0.00	$ 0.00
Weighted Average Number of Common Shares Outstanding	47,100,060	47,100,060